Consolidated Schedule of Investments
September 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–41.71%
Angola–0.15%
Angolan Government International Bond, 8.00%, 11/26/2029(a)	$1,400,000	$1,437,414
Argentina–0.63%
Argentine Bonad Bonds, 0.10%, 11/30/2021	4,616,450	4,479,111
Argentine Republic Government International Bond, 0.50%, 07/09/2030(b)	4,350,000	1,606,107
		6,085,218
Australia–0.07%
Glencore Funding LLC, 2.85%, 04/27/2031(a)(c)	700,000	705,023
Belgium–0.08%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/2030	700,000	767,169
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	5,000	5,273
		772,442
Brazil–1.16%
Azul Investments L.L.P., 7.25%, 06/15/2026(a)	1,050,000	1,004,367
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	815,000	795,643
Banco do Brasil S.A., 9.00%(a)(d)(e)	1,400,000	1,551,858
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	1,600,000	1,704,400
Brazilian Government International Bond, 4.75%, 01/14/2050	4,200,000	3,728,634
Embraer Netherlands Finance B.V., 6.95%, 01/17/2028(a)	240,000	272,892
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)	1,500,000	1,450,800
Suzano Austria GmbH, 2.50%, 09/15/2028	701,000	682,599
		11,191,193
Canada–0.17%
Precision Drilling Corp., 6.88%, 01/15/2029(a)	385,000	402,710
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(d)	1,130,000	1,268,425
		1,671,135
Chile–0.22%
AES Andes S.A., 6.35%, 10/07/2079(a)(d)	750,000	794,749
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,359,787
		2,154,536
	Principal Amount	Value
China–1.16%
Agile Group Holdings Ltd., 5.75%, 01/02/2025(a)	$435,000	$409,932
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(a)	800,000	802,888
6.00%, 07/16/2025(a)	650,000	648,509
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(a)	1,940,000	1,978,220
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	135,000	124,492
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)	1,196,000	1,205,665
KWG Group Holdings Ltd., 5.95%, 08/10/2025(a)	435,000	393,219
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	565,000	567,118
5.25%, 02/23/2023(a)	1,250,000	1,242,162
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.50%, 05/11/2031(a)	700,000	707,029
Powerlong Real Estate Holdings Ltd., 6.25%, 08/10/2024(a)	435,000	420,862
Prosus N.V., 4.03%, 08/03/2050(a)	775,000	727,562
Shimao Group Holdings Ltd.,
6.13%, 02/21/2024(a)	700,000	705,250
5.60%, 07/15/2026(a)	700,000	694,842
Sunac China Holdings Ltd., 8.35%, 04/19/2023(a)	653,000	564,747
		11,192,497
Colombia–0.79%
Bancolombia S.A., 4.88%, 10/18/2027(d)	2,800,000	2,831,500
Colombia Government International Bond, 4.13%, 02/22/2042	2,225,000	2,005,882
Colombian Government International Bond, 5.00%, 06/15/2045	2,800,000	2,739,492
		7,576,874
Denmark–0.29%
Danske Bank A/S,
6.13%(a)(d)(e)	1,950,000	2,082,374
4.38%(a)(d)(e)	700,000	714,452
		2,796,826
Dominican Republic–0.21%
Dominican Republic International Bond,
5.30%, 01/21/2041(a)	550,000	545,331
6.40%, 06/05/2049(a)	1,410,000	1,496,024
		2,041,355
Ecuador–0.06%
Ecuador Government International Bond, 5.00%, 07/31/2030(a)(b)	700,000	589,757

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Egypt–0.26%
Egypt Government International Bond,
6.59%, 02/21/2028(a)	$1,022,000	$1,028,922
8.50%, 01/31/2047(a)	1,500,000	1,453,095
		2,482,017
El Salvador–0.13%
El Salvador Government International Bond,
7.75%, 01/24/2023(a)	750,000	634,695
8.25%, 04/10/2032(a)	750,000	562,650
		1,197,345
France–0.76%
Altice France S.A.,
8.13%, 02/01/2027(a)	463,000	498,767
5.13%, 07/15/2029(a)	248,000	243,497
5.50%, 10/15/2029(a)	315,000	312,218
BNP Paribas S.A.,
2.87%, 04/19/2032(a)(d)	700,000	715,307
7.38%(a)(d)(e)	800,000	928,556
Credit Agricole S.A., 8.13%(a)(d)(e)	433,000	524,033
Societe Generale S.A., 4.75%(a)(c)(d)(e)	1,450,000	1,485,351
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,618,609
		7,326,338
Gabon–0.10%
Gabon Government International Bond, 6.38%, 12/12/2024(a)	900,000	960,304
Germany–0.07%
Siemens Financieringsmaatschappij N.V., 2.15%, 03/11/2031(a)	700,000	701,493
Ghana–0.44%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	2,150,000	2,106,677
7.75%, 04/07/2029(a)	2,250,000	2,151,135
		4,257,812
Guatemala–0.25%
Guatemala Government Bond,
4.90%, 06/01/2030(a)	1,240,000	1,349,827
3.70%, 10/07/2033(a)	1,087,000	1,061,227
		2,411,054
Hong Kong–0.39%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	3,750,000	3,764,062
India–0.63%
Adani Green Energy Ltd., 4.38%, 09/08/2024(a)	1,098,000	1,100,671
JSW Steel Ltd., 3.95%, 04/05/2027(a)	1,740,000	1,729,569
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,500,000	1,530,300
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	1,400,000	1,730,552
		6,091,092
	Principal Amount	Value
Indonesia–1.47%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	$2,610,000	$2,671,629
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	2,066,908
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	1,400,000	1,447,250
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	2,950,000	3,211,960
5.45%, 05/15/2030(a)	1,500,000	1,726,875
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,500,000	1,627,500
4.38%, 02/05/2050(a)	1,400,000	1,410,199
		14,162,321
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	568,750	550,123
Ireland–0.57%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(d)	503,000	546,042
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	569,350	565,131
Series 119, 0.00%, 04/30/2025(a)(f)	605,719	601,230
Series 120, 0.00%, 04/30/2025(a)(f)	758,207	752,589
Series 122, 0.00%, 04/30/2025(a)(f)	664,309	659,386
Series 124, 0.00%, 04/30/2025(a)(f)	533,546	529,593
Series 126, 0.00%, 04/30/2025(a)	596,892	592,469
Series 127, 0.00%, 04/30/2025(a)(f)	691,376	686,253
0.00%, 04/30/2025(a)(f)	542,619	538,598
		5,471,291
Italy–0.12%
UniCredit S.p.A., 3.13%, 06/03/2032(a)(d)	1,109,000	1,124,615
Japan–0.59%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)	700,000	787,728
SoftBank Group Corp.,
4.63%, 07/06/2028(a)	2,125,000	2,087,768
5.25%, 07/06/2031(a)	1,540,000	1,522,675
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,319,849
		5,718,020
Kazakhstan–0.07%
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(a)	650,000	671,482
Macau–0.72%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	1,505,000	1,525,694
5.25%, 06/18/2025(a)	1,200,000	1,211,166
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Macau–(continued)
Sands China Ltd.,
3.80%, 01/08/2026	$520,000	$536,614
2.85%, 03/08/2029(a)	725,000	698,632
3.25%, 08/08/2031(a)	725,000	701,046
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	2,335,000	2,272,690
		6,945,842
Mexico–2.14%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	663,777
Banco Mercantil del Norte S.A., 8.38%(a)(d)(e)	650,000	768,619
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(a)	1,450,000	1,539,690
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	1,015,000	1,101,275
3.88%, 07/11/2031(a)	910,000	911,684
5.13%(a)(d)(e)	965,000	984,068
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,868,625
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	1,195,000	1,183,050
Petroleos Mexicanos,
4.50%, 01/23/2026	2,235,000	2,250,533
6.50%, 03/13/2027	4,518,000	4,777,785
6.38%, 01/23/2045	1,500,000	1,277,707
6.35%, 02/12/2048	1,500,000	1,269,750
		20,596,563
Netherlands–1.32%
ING Groep N.V.,
6.50%(d)(e)	2,800,000	3,093,580
6.75%(a)(d)(e)	3,600,000	3,928,500
OCI N.V., 4.63%, 10/15/2025(a)	495,000	520,641
UPC Holding B.V., 5.50%, 01/15/2028(a)	2,700,000	2,829,533
VEON Holdings B.V., 3.38%, 11/25/2027(a)	2,355,000	2,390,466
		12,762,720
Nigeria–0.06%
Nigeria Government International Bond, 8.25%, 09/28/2051(a)	571,000	576,256
Oman–0.58%
Oman Government International Bond,
4.75%, 06/15/2026(a)	3,018,000	3,100,850
6.75%, 01/17/2048(a)	2,500,000	2,481,835
		5,582,685
Pakistan–0.15%
Pakistan Government International Bond, 8.88%, 04/08/2051(a)	1,400,000	1,412,950
South Africa–0.32%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	1,475,000	1,540,354
Republic of South Africa Government International Bond, 5.65%, 09/27/2047	725,000	691,317
	Principal Amount	Value
South Africa–(continued)
Sasol Financing USA LLC, 4.38%, 09/18/2026	$840,000	$853,272
		3,084,943
Sri Lanka–0.05%
Sri Lanka Government International Bond, 7.55%, 03/28/2030(a)	700,000	429,156
Switzerland–1.58%
Consolidated Energy Finance S.A., 5.63%, 10/15/2028(a)	281,000	281,000
Credit Suisse Group AG,
7.50%(a)(d)(e)	725,000	777,019
7.50%(a)(d)(e)	1,500,000	1,642,194
6.25%(a)(d)(e)	2,145,000	2,316,732
5.25%(a)(d)(e)	1,400,000	1,468,250
7.50%(a)(d)(e)	540,000	578,745
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)	1,266,000	1,300,815
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(d)	1,680,000	1,932,159
UBS Group AG,
7.00%(a)(d)(e)	2,050,000	2,237,893
7.00%(a)(d)(e)	2,400,000	2,737,500
		15,272,307
Tanzania–0.15%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,370,000	1,445,090
Thailand–0.08%
Krung Thai Bank PCL, 4.40%(a)(d)(e)	780,000	780,651
Ukraine–0.69%
Metinvest B.V., 8.50%, 04/23/2026(a)	1,250,000	1,397,775
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	800,000	801,044
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	1,150,000	1,267,875
6.88%, 05/21/2029(a)	675,000	686,026
1.26%, 05/31/2040(a)	2,300,000	2,516,803
		6,669,523
United Arab Emirates–0.12%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(a)	1,200,000	1,139,216
United Kingdom–2.00%
180 Medical, Inc., 3.88%, 10/15/2029(a)	94,000	94,000
abrdn PLC, 4.25%, 06/30/2028(a)	675,000	740,272
BAT Capital Corp., 2.73%, 03/25/2031(c)	700,000	689,896
BP Capital Markets PLC, 4.88%(d)(e)	910,000	1,002,602
HSBC Holdings PLC, 6.00%(d)(e)	2,900,000	3,186,375
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United Kingdom–(continued)
Lloyds Banking Group PLC, 6.75%(d)(e)	$800,000	$921,108
M&G PLC, 6.50%, 10/20/2048(a)(d)	675,000	826,820
NatWest Group PLC,
6.00%(d)(e)	535,000	600,072
Series U, 2.45% (3 mo. USD LIBOR + 2.32%)(e)(g)	1,300,000	1,294,377
Standard Chartered PLC,
4.30%, 02/19/2027(a)	2,520,000	2,747,314
6.00%(a)(c)(d)(e)	2,100,000	2,308,761
4.30%(a)(d)(e)	816,000	804,780
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	348,000	357,326
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)	130,000	137,183
Vodafone Group PLC,
3.25%, 06/04/2081(d)	1,293,000	1,314,011
4.13%, 06/04/2081(d)	2,224,000	2,253,768
		19,278,665
United States–20.54%
AbbVie, Inc., 3.20%, 11/21/2029	700,000	754,709
AdaptHealth LLC,
6.13%, 08/01/2028(a)	244,000	259,673
5.13%, 03/01/2030(a)	267,000	267,505
AECOM, 5.13%, 03/15/2027	189,000	209,554
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,034,000	1,118,012
Akumin, Inc., 7.00%, 11/01/2025(a)	1,168,000	1,134,823
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	2,825,000	3,065,125
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	1,014,000	987,382
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	596,021
8.00%, 11/01/2031	254,000	366,667
Amazon.com, Inc., 2.10%, 05/12/2031	1,400,000	1,419,071
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	262,000	262,655
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	2,666,000	2,805,965
5.75%, 04/20/2029(a)	451,000	486,516
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	502,000	513,295
American Water Capital Corp., 2.30%, 06/01/2031	700,000	707,963
Arconic Corp., 6.13%, 02/15/2028(a)	3,870,000	4,107,115
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	600,000	599,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	479,000	500,809
AT&T, Inc., 2.75%, 06/01/2031	700,000	719,325
Principal Amount		Value
United States–(continued)
Audacy Capital Corp., 6.75%, 03/31/2029(a)(c)	$491,000	$495,517
Bank of America Corp., 2.69%, 04/22/2032(d)	700,000	713,193
Bath & Body Works, Inc., 6.88%, 11/01/2035	418,000	525,113
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)	156,000	163,605
5.25%, 02/15/2031(a)	2,100,000	1,934,215
Becton, Dickinson and Co., 3.79%, 05/20/2050	2,600,000	2,908,763
Boeing Co. (The), 3.63%, 02/01/2031	700,000	749,848
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	12,908	13,022
Brink’s Co. (The),
5.50%, 07/15/2025(a)	53,000	55,480
4.63%, 10/15/2027(a)	541,000	562,796
Bristow Group, Inc., 6.88%, 03/01/2028(a)	735,000	765,870
Broadcom, Inc., 2.45%, 02/15/2031(a)	700,000	678,427
Callon Petroleum Co., 8.00%, 08/01/2028(a)(c)	488,000	482,686
Calpine Corp., 3.75%, 03/01/2031(a)	527,000	507,896
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,203,000	1,251,120
Carnival Corp.,
11.50%, 04/01/2023(a)	900,000	1,005,750
10.50%, 02/01/2026(a)	1,778,000	2,065,058
Carriage Services, Inc., 4.25%, 05/15/2029(a)	665,000	666,563
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	61,000	61,362
5.13%, 05/01/2027(a)	253,000	263,768
5.00%, 02/01/2028(a)	550,000	574,833
4.75%, 03/01/2030(a)	1,683,000	1,761,638
4.50%, 08/15/2030(a)	2,186,000	2,258,072
4.50%, 05/01/2032	987,000	1,017,844
4.25%, 01/15/2034(a)	175,000	173,578
Centene Corp., 4.63%, 12/15/2029	474,000	517,158
CenterPoint Energy, Inc., 2.65%, 06/01/2031	700,000	715,609
Charles Schwab Corp. (The), Series G, 5.38%(d)(e)	3,025,000	3,369,094
Cigna Corp., 2.38%, 03/15/2031	700,000	706,956
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	110,000	111,247
Citigroup, Inc.,
2.56%, 05/01/2032(d)	700,000	707,396
3.88%(d)(e)	1,523,000	1,559,171
Clarios Global L.P., 6.75%, 05/15/2025(a)	110,000	116,188
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	106,500
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	519,000	520,661
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	$564,000	$597,755
3.75%, 02/15/2031(a)	435,000	436,631
CNX Midstream Partners L.P., 4.75%, 04/15/2030(a)	522,000	530,730
Comcast Corp., 1.50%, 02/15/2031(c)	1,400,000	1,330,365
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	1,712,000	1,817,673
8.00%, 12/15/2027(a)	585,000	638,381
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	900,599
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	771,000	769,381
Crown Castle International Corp., 3.25%, 01/15/2051	1,300,000	1,285,419
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	103,563
5.50%, 04/15/2027(a)	304,000	316,874
6.50%, 02/01/2029(a)	280,000	303,576
5.75%, 01/15/2030(a)	780,000	794,161
4.50%, 11/15/2031(a)	256,000	253,120
5.00%, 11/15/2031(a)	200,000	191,940
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	519,000	539,111
CVS Health Corp., 1.88%, 02/28/2031	700,000	676,814
Dana, Inc.,
5.38%, 11/15/2027	146,000	154,030
5.63%, 06/15/2028	253,000	272,759
DaVita, Inc.,
4.63%, 06/01/2030(a)	302,000	311,018
3.75%, 02/15/2031(a)	746,000	727,350
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	513,000	547,299
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	3,329,367
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	825,000	962,471
7.38%, 01/15/2026	1,671,000	1,969,489
DISH DBS Corp., 7.75%, 07/01/2026	150,000	169,571
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	104,200
Diversified Healthcare Trust,
9.75%, 06/15/2025	522,000	571,590
4.38%, 03/01/2031	194,000	187,887
Dow Chemical Co. (The), 2.10%, 11/15/2030(c)	700,000	694,099
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	700,000	725,802
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(a)	157,000	164,850
Encompass Health Corp., 4.50%, 02/01/2028(c)	494,000	510,695
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	509,000	505,819
EnerSys, 5.00%, 04/30/2023(a)	497,000	516,077
EnPro Industries, Inc., 5.75%, 10/15/2026	606,000	634,709
Principal Amount		Value
United States–(continued)
EQT Corp.,
3.13%, 05/15/2026(a)	$208,000	$213,485
3.63%, 05/15/2031(a)	569,000	593,609
Equinix, Inc., 2.50%, 05/15/2031	700,000	705,270
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	508,000	521,172
Expedia Group, Inc., 2.95%, 03/15/2031	1,151,000	1,164,087
Ford Motor Co.,
8.50%, 04/21/2023	630,000	693,750
9.00%, 04/22/2025	3,215,000	3,870,153
9.63%, 04/22/2030	84,000	119,005
4.75%, 01/15/2043	241,000	252,901
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	221,850
4.13%, 08/04/2025	3,025,000	3,202,719
3.38%, 11/13/2025	206,000	211,923
4.39%, 01/08/2026	138,000	147,315
5.11%, 05/03/2029	638,000	713,762
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030(c)	2,210,000	2,392,325
5.40%, 11/14/2034	812,000	976,430
5.45%, 03/15/2043	64,000	78,880
Gap, Inc. (The), 3.63%, 10/01/2029(a)	155,000	155,581
Gartner, Inc.,
4.50%, 07/01/2028(a)	482,000	506,703
3.63%, 06/15/2029(a)	247,000	249,186
GE Capital Funding LLC, 4.40%, 05/15/2030	700,000	811,505
General Motors Financial Co., Inc., 2.35%, 01/08/2031	700,000	686,130
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	149,448
6.25%, 05/15/2026	274,000	269,393
8.00%, 01/15/2027	528,000	535,294
7.75%, 02/01/2028	112,000	112,045
Gilead Sciences, Inc., 1.65%, 10/01/2030(c)	700,000	672,533
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	23,000	23,805
Goldman Sachs Group, Inc. (The), 2.62%, 04/22/2032(d)	700,000	708,919
Gray Television, Inc., 7.00%, 05/15/2027(a)	560,000	601,300
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	510,000	528,488
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	751,000	765,081
HCA, Inc.,
5.38%, 02/01/2025	133,000	148,794
5.38%, 09/01/2026(c)	654,000	749,092
5.63%, 09/01/2028	163,000	194,125
4.13%, 06/15/2029	491,000	548,843
3.50%, 09/01/2030	865,000	917,237
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	483,019
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	$313,000	$324,928
5.75%, 02/01/2029(a)	172,000	176,945
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	3,280,000	3,435,334
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	323,700
iStar, Inc.,
4.75%, 10/01/2024	537,000	568,549
5.50%, 02/15/2026	185,000	193,556
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	346,000	364,598
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,334,837
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(a)	455,000	509,031
JPMorgan Chase & Co.,
2.58%, 04/22/2032(d)	700,000	710,228
Series KK, 3.65%(d)(e)	3,093,000	3,112,331
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	235,000	347,361
5.00%, 06/04/2042	265,000	325,545
5.20%, 07/15/2045	3,510,000	4,403,772
4.38%, 06/01/2046	402,000	458,223
5.50%, 06/01/2050	672,000	888,252
Lamar Media Corp.,
4.88%, 01/15/2029	764,000	810,795
4.00%, 02/15/2030	157,000	161,828
3.63%, 01/15/2031	350,000	350,438
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	527,000	541,398
Lennar Corp.,
4.50%, 04/30/2024	89,000	96,341
4.75%, 05/30/2025	244,000	272,167
5.00%, 06/15/2027(c)	381,000	442,211
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	762,000	737,410
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	502,000	521,683
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	445,000	499,134
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	242,000	263,592
4.50%, 12/15/2034	269,000	264,914
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	255,000	291,499
Series GG, 3.50%, 10/15/2032	3,640,000	3,870,694
Mattel, Inc., 5.88%, 12/15/2027(a)	2,975,000	3,227,875
MEDNAX, Inc., 6.25%, 01/15/2027(a)	485,000	510,463
MGM Resorts International,
6.00%, 03/15/2023	758,000	802,487
4.63%, 09/01/2026	221,000	232,050
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	489,943
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	514,000	524,280
Principal Amount		Value
United States–(continued)
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	$500,000	$521,800
Morgan Stanley, 1.93%, 04/28/2032(d)	700,000	671,860
Motorola Solutions, Inc., 2.75%, 05/24/2031	700,000	714,872
Mozart Debt Merger Sub, Inc.,
3.88%, 04/01/2029(a)	556,000	556,000
5.25%, 10/01/2029(a)	175,000	175,000
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	466,000	500,601
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	500,000	518,225
Murphy Oil Corp., 6.38%, 12/01/2042	195,000	196,860
Murray Energy Corp., 12.00%, 04/15/2024(a)(h)	2,352,945	12,000
Navient Corp.,
6.50%, 06/15/2022	147,000	151,961
6.13%, 03/25/2024	288,000	308,736
5.88%, 10/25/2024	210,000	224,438
6.75%, 06/25/2025	203,000	222,031
6.75%, 06/15/2026	110,000	121,537
5.00%, 03/15/2027	277,000	285,656
5.63%, 08/01/2033	632,000	602,242
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	494,000	512,994
Netflix, Inc.,
5.88%, 11/15/2028	1,090,000	1,337,048
5.38%, 11/15/2029(a)	262,000	317,675
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028(a)	214,000	233,065
NFP Corp., 4.88%, 08/15/2028(a)	199,000	202,632
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	400,000	408,070
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	245,000	216,581
7.50%, 04/15/2026	98,000	87,866
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	255,000
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	436,000	498,195
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	795,000	850,570
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	727,000	757,232
Occidental Petroleum Corp.,
6.95%, 07/01/2024	165,000	186,757
8.50%, 07/15/2027	87,000	109,122
6.13%, 01/01/2031(c)	262,000	314,852
6.20%, 03/15/2040	249,000	293,714
4.10%, 02/15/2047	324,000	308,667
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,821,730
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
OneMain Finance Corp.,
6.88%, 03/15/2025	$434,000	$488,250
7.13%, 03/15/2026	543,000	629,880
3.88%, 09/15/2028	274,000	272,627
5.38%, 11/15/2029	456,000	494,806
Oracle Corp., 2.88%, 03/25/2031	700,000	720,825
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	306,000	339,434
Papa John’s International, Inc., 3.88%, 09/15/2029(a)	521,000	519,046
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	250,000	273,139
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	2,900,000	3,244,348
3.80%, 09/15/2030	780,000	833,327
PNC Financial Services Group, Inc. (The), 2.31%, 04/23/2032(d)	700,000	712,306
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	775,000	748,859
PulteGroup, Inc.,
7.88%, 06/15/2032	160,000	230,426
6.38%, 05/15/2033	170,000	223,593
6.00%, 02/15/2035	175,000	226,589
QVC, Inc.,
4.38%, 09/01/2028	249,000	257,715
5.45%, 08/15/2034	496,000	528,109
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	712,000	756,500
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	535,000	554,386
Rockcliff Energy II LLC, 5.50%, 10/15/2029(a)	519,000	527,434
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	445,000	464,091
6.88%, 04/15/2040(a)	351,000	390,280
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	63,000	64,654
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	190,034
SBA Communications Corp., 3.88%, 02/15/2027	747,000	775,012
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	2,198,000	2,288,915
Scientific Games International, Inc., 8.25%, 03/15/2026(a)	542,000	575,875
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	509,000	511,413
Seagate HDD Cayman, 4.13%, 01/15/2031	1,040,000	1,085,942
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(a)(c)	482,000	503,088
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	487,000	518,937
5.63%, 11/01/2024(a)	163,000	180,611
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(a)	510,000	514,485
Principal Amount		Value
United States–(continued)
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)	$358,000	$363,370
4.00%, 07/15/2028(a)	404,000	411,323
SM Energy Co.,
10.00%, 01/15/2025(a)	498,000	556,273
6.75%, 09/15/2026	188,000	192,247
Southern Co. (The),
Series B, 4.00%, 01/15/2051(d)	3,271,000	3,465,853
Series 21-A, 3.75%, 09/15/2051(d)	2,263,000	2,311,202
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	509,833
Sprint Corp., 7.63%, 03/01/2026	421,000	510,662
Standard Industries, Inc., 5.00%, 02/15/2027(a)	493,000	509,023
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	518,000	516,705
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	72,975
5.88%, 03/15/2028	487,000	514,652
Sylvamo Corp., 7.00%, 09/01/2029(a)	516,000	528,627
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)(c)	727,000	682,831
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	75,564
5.00%, 01/15/2028	246,000	258,608
5.50%, 03/01/2030	75,000	82,102
4.88%, 02/01/2031	82,000	88,560
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	707,000	747,129
Terminix Co. LLC (The), 7.45%, 08/15/2027	480,000	582,833
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	502,000	506,408
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(a)(f)	2,800,000	2,737,365
Union Pacific Corp., 2.38%, 05/20/2031	700,000	717,582
United Airlines, Inc., 4.38%, 04/15/2026(a)	1,969,000	2,023,147
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	1,460,000	1,468,453
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	505,000	535,353
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(i)	177,000	183,915
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(i)	335,000	348,088
Valvoline, Inc., 3.63%, 06/15/2031(a)	433,000	428,129
Verizon Communications, Inc., 2.55%, 03/21/2031	700,000	709,070
Viatris, Inc., 3.85%, 06/22/2040(a)	780,000	837,901
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		$87,000	$89,497
5.63%, 02/15/2027(a)		149,000	154,410
5.00%, 07/31/2027(a)		326,000	337,003
4.38%, 05/01/2029(a)		517,000	520,815
Walt Disney Co. (The), 2.65%, 01/13/2031(c)		1,400,000	1,462,612
Wells Fargo & Co., 2.57%, 02/11/2031(d)		700,000	715,632
WRKCo, Inc., 3.00%, 06/15/2033		1,820,000	1,908,364
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)(c)		483,000	487,226
			198,088,023
Zambia–0.31%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		2,800,000	2,964,752
Total U.S. Dollar Denominated Bonds & Notes (Cost $399,353,279)			402,132,981

Non-U.S. Dollar Denominated Bonds & Notes–27.85%(j)
Argentina–1.87%
Argentina Treasury Bond BONCER,
1.20%, 03/18/2022	ARS	179,993,000	3,127,752
1.40%, 03/25/2023	ARS	584,795,100	9,809,623
1.50%, 03/25/2024	ARS	248,481,000	3,952,336
4.00%, 04/27/2025	ARS	29,500,000	1,051,689
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	102,474
			18,043,874
Austria–0.18%
Erste Group Bank AG, 4.25%(a)(d)(e)	EUR	1,400,000	1,724,323
Belgium–0.08%
KBC Group N.V., 4.75%(a)(d)(e)	EUR	600,000	738,448
Brazil–2.90%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 08/15/2026	BRL	20,300,000	14,586,980
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,828,501
Series F, 10.00%, 01/01/2025	BRL	57,750,000	10,824,385
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	4,246,875	766,204
			28,006,070
Canada–3.03%
Province of Ontario, 6.50%, 03/08/2029	CAD	28,000,000	29,245,343
Chile–0.39%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	3,771,337
	Principal Amount		Value
China–5.29%
China Development Bank, Series 2103, 3.30%, 03/03/2026	CNY	325,000,000	$50,995,315
Czech Republic–0.15%
CPI Property Group S.A., 4.88%(a)(d)(e)	EUR	1,200,000	1,468,564
Egypt–0.68%
Egypt Government Bond, 14.48%, 04/06/2026	EGP	80,000,000	5,130,870
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	1,200,000	1,401,154
			6,532,024
France–0.75%
Accor S.A., 2.63%(a)(d)(e)	EUR	700,000	782,972
Electricite de France S.A.,
3.00%(a)(d)(e)	EUR	800,000	965,864
5.38%(a)(d)(e)	EUR	2,100,000	2,715,806
French Republic Government Bond OAT, 0.50%, 05/25/2072(a)	EUR	3,101,000	2,771,250
			7,235,892
Germany–0.42%
Bayer AG, 2.38%, 11/12/2079(a)(d)	EUR	1,500,000	1,752,546
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(d)	EUR	1,400,000	1,602,297
Volkswagen International Finance N.V., 4.63%(a)(d)(e)	EUR	520,000	680,685
			4,035,528
Greece–1.11%
Hellenic Republic Government Bond,
1.88%, 01/24/2052(a)	EUR	8,750,000	10,658,758
Series GDP, 1.00%, 10/15/2042	EUR	23,730,000	76,965
			10,735,723
India–0.17%
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	1,300,000	1,613,108
Ivory Coast–0.51%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	1,819,000	2,191,312
4.88%, 01/30/2032(a)	EUR	2,387,000	2,700,289
			4,891,601
Mexico–1.30%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(k)	MXN	5,808,600	0
Mexican Bonos,
8.50%, 11/18/2038	MXN	40,000,000	2,065,660
Series M, 7.75%, 05/29/2031	MXN	200,650,000	9,973,641
Series M, 7.75%, 11/13/2042	MXN	10,000,000	479,865
			12,519,166
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Netherlands–0.69%
Cooperatieve Rabobank U.A.,
4.63%(a)(d)(e)	EUR	1,400,000	$1,787,913
4.38%(a)(d)(e)	EUR	1,400,000	1,803,249
Stichting AK Rabobank Certificaten, 19.44%(a)(b)(e)	EUR	1,825,625	3,046,582
			6,637,744
New Zealand–0.57%
New Zealand Government Bond, 2.75%, 05/15/2051	NZD	8,000,000	5,473,875
Portugal–0.45%
Caixa Geral de Depositos S.A., 10.75%(a)(d)(e)	EUR	3,600,000	4,359,943
Romania–0.14%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	1,209,000	1,338,896
Russia–0.87%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond - OFZ,
5.70%, 05/17/2028	RUB	195,000,000	2,484,701
Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,420,397
Series 6225, 7.25%, 05/10/2034	RUB	180,000,000	2,451,880
			8,356,978
South Africa–2.75%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	117,000,000	6,903,375
Series 2037, 8.50%, 01/31/2037	ZAR	209,400,000	11,664,607
Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	2,955,222
Series R186, 10.50%, 12/21/2026	ZAR	67,275,000	5,020,132
			26,543,336
Spain–1.54%
Banco Santander S.A., 4.38%(a)(d)(e)	EUR	1,200,000	1,454,816
Repsol International Finance B.V., 3.75%(a)(d)(e)	EUR	1,500,000	1,853,105
Spain Government Bond,
1.00%, 10/31/2050(a)	EUR	4,002,000	4,262,198
3.45%, 07/30/2066(a)	EUR	2,182,000	3,886,506
Telefonica Europe B.V.,
2.88%(a)(d)(e)	EUR	1,500,000	1,790,997
4.38%(a)(d)(e)	EUR	1,300,000	1,635,831
			14,883,453
Supranational–0.56%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	78,000,000	449,858
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,653,488
	Principal Amount		Value
Supranational–(continued)
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	3,700,000	$130,517
0.00%, 03/23/2038(f)	MXN	90,000,000	1,182,690
			5,416,553
Sweden–0.08%
Heimstaden Bostad AB, 3.38%(a)(d)(e)	EUR	650,000	773,171
Switzerland–0.16%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	1,400,000	1,549,530
Ukraine–0.11%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)	EUR	800,000	1,008,441
United Kingdom–1.10%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	2,980,603
Gatwick Funding Ltd.,
3.13%, 09/28/2039(a)	GBP	175,000	237,578
3.25%, 02/26/2048(a)	GBP	675,000	924,625
Iceland Bondco PLC, 4.63%, 03/15/2025(a)	GBP	286,000	360,111
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	600,000	702,600
1.50%, 07/04/2027(a)	EUR	800,000	855,947
NatWest Group PLC, 4.50%(d)(e)	GBP	3,300,000	4,552,624
			10,614,088
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $277,467,024)			268,512,324

Asset-Backed Securities–7.20%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$1,720,000	1,763,988
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)		11,697	11,960
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.65%, 01/15/2051(l)		5,659,993	148,608
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026		990,000	1,024,342
Series 2017-4, Class D, 3.30%, 05/15/2024		280,000	281,108
Series 2018-1, Class D, 3.37%, 07/15/2024		195,000	197,198
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		140,000	143,649
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		35,000	36,020
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.06%, 11/13/2050(l)		2,179,803	84,299
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.04%, 01/25/2036(m)	$5,523	$5,343
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.23%, 10/12/2050(l)	5,808,354	269,552
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	54,974	57,841
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.81%, 05/25/2035(m)	245,767	248,922
Series 2014-8, Class 1A2, 0.67% (1 mo. USD LIBOR + 0.58%), 07/20/2036(a)(g)	201,660	202,869
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	185,862
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.65%, 12/10/2045(l)	2,306,230	31,874
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,714,948
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	26,756
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	177,799	179,293
Series 2005-JA, Class A7, 5.50%, 11/25/2035	224,539	222,084
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	85,000	86,101
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	515,000	525,971
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.31% (1 mo. USD LIBOR + 0.23%), 12/15/2035(g)	6,137	6,098
Series 2006-H, Class 2A1A, 0.23% (1 mo. USD LIBOR + 0.15%), 11/15/2036(g)	10,728	8,625
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	270,000	271,896
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,303,207
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(m)	30,575	30,503
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.53% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(g)	204,143	204,465
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	294,110
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,112,296
Principal Amount		Value

Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	$2,170,000	$2,231,685
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,799,203
FREMF Mortgage Trust,
Series 2017-K62, Class B, 4.00%, 01/25/2050(a)(m)	280,000	307,583
Series 2016-K54, Class C, 4.19%, 04/25/2048(a)(m)	1,810,000	1,934,354
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(m)	3,413	3,555
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	242,373
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.50%, 07/25/2035(m)	19,569	20,124
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	680,000	708,928
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.19% (1 mo. USD LIBOR + 0.10%), 08/25/2036(g)	725,603	331,233
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	589,054
Series 2014-C14, Class B, 5.03%, 02/15/2047(m)	240,000	257,953
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.92%, 12/15/2050(l)	1,988,469	79,282
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	1,410,000	1,429,890
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	7,290	6,978
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)	1,410,000	1,431,235
Series 2019-C, Class C, 2.39%, 11/20/2023(a)	2,365,000	2,404,341
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(l)	3,720,616	160,377
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035(m)	3,798	3,889
Series 2003-AR10, Class A7, 2.50%, 10/25/2033(m)	21,976	22,324
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 1.02%, 12/15/2050(l)	2,756,899	132,022
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		$640,000	$662,622
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		395,000	421,155
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	521,325
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.39% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(g)		250,000	248,750
Alba PLC, Series 2007-1, Class F, 3.32% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(g)	GBP	373,376	490,703
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 0.97% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(g)	GBP	780,000	896,665
Series 2007-2, Class B1, 1.47% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(g)	GBP	872,000	1,089,178
Eurosail PLC,
Series 2006-2X, Class E1C, 3.32% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(g)	GBP	1,830,000	2,415,308
Series 2006-4X, Class E1C, 3.06% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(g)	GBP	1,608,336	2,038,566
Series 2007-2X, Class D1A, 0.26% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(g)	EUR	3,360,000	3,399,251
Gemgarto PLC, Series 2018-1, Class E, 2.35% (3 mo. SONIA + 2.30%), 09/16/2065(a)(g)	GBP	2,224,480	2,966,798
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.21% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(g)	EUR	1,780,000	2,069,372
Ludgate Funding PLC, Series 2007-1, Class MA, 0.32% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(g)	GBP	1,135,572	1,453,164
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.15% (3 mo. SONIA + 2.10%), 09/25/2051(a)(g)	GBP	1,300,000	1,776,730
Series 2021-1, Class E, 2.80% (3 mo. SONIA + 2.75%), 09/25/2051(a)(g)	GBP	780,000	1,064,737
Series 2021-2X, Class F, 3.30% (3 mo. SONIA + 3.25%), 07/20/2060(a)(g)	GBP	1,900,000	2,602,470
Prosil Acquisition S.A., Series 2019-1, Class A, 1.45% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(g)	EUR	2,119,916	2,288,373
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(g)	EUR	3,376,336	3,915,277
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(g)	EUR	625,000	706,070
Series 2019-1, Class D, 8.69% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(g)	EUR	141,425	161,797
	Principal Amount		Value

Lusitano Mortgages No. 5 PLC, Class D, 0.41% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(g)	EUR	900,870	$927,894
Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(g)	EUR	1,886,697	2,194,474
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(g)	EUR	6,378,825	7,389,857
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(g)	EUR	835,552	903,874
Total Asset-Backed Securities (Cost $69,582,586)			69,380,581

U.S. Government Sponsored Agency Mortgage-Backed Securities–3.86%
Fannie Mae Interest STRIPS,
IO, 7.50%, 03/25/2023 - 01/25/2024(n)		$47,321	2,428
6.50%, 04/25/2029 - 07/25/2032(n)		265,377	42,388
6.00%, 12/25/2032 - 08/25/2035(l)(n)		752,364	126,193
5.50%, 01/25/2034 - 06/25/2035(n)		239,827	39,706
Fannie Mae REMICs,
IO, 6.61%, 02/25/2024 - 05/25/2035(g)(n)		188,998	32,969
7.81%, 11/18/2031 - 12/18/2031(g)(n)		29,596	5,676
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(n)		4,028	762
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(n)		6,150	1,373
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(n)		23,383	4,118
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(n)		3,281	698
7.91%, 07/25/2032 - 09/25/2032(g)(n)		14,861	3,319
8.01%, 12/18/2032(g)(n)		45,643	9,273
8.16%, 02/25/2033 - 05/25/2033(g)(n)		45,682	10,509
7.00%, 03/25/2033 - 04/25/2033(n)		120,468	21,502
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(n)		173,723	37,255
5.96%, 03/25/2035 - 07/25/2038(g)(n)		223,733	34,985
6.66%, 03/25/2035 - 05/25/2035(g)(n)		280,304	34,449
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(n)		110,160	16,380
7.14% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(g)(n)		223,871	30,888
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(n)		188,463	34,093
4.00%, 04/25/2041(n)		376,906	35,507
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(n)		84,381	16,031
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(n)		225,840	46,557
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

5.50%, 12/25/2025	$136,982	$142,105
4.00%, 08/25/2026 - 03/25/2041	26,232	28,444
6.00%, 01/25/2032	33,387	37,707
1.09%, 04/25/2032 - 12/25/2032(g)	179,646	183,085
0.59% (1 mo. USD LIBOR + 0.50%), 09/25/2032(g)	43,506	43,810
0.59% (1 mo. USD LIBOR + 0.50%), 10/18/2032(g)	13,024	13,109
0.49% (1 mo. USD LIBOR + 0.40%), 11/25/2033(g)	8,365	8,410
24.25% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	43,371	69,926
23.88% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	59,171	94,315
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	10,194	10,270
Federal Home Loan Mortgage Corp.,
6.00%, 11/01/2021	516	578
6.50%, 11/01/2022 - 08/01/2031	64,867	72,897
5.00%, 09/01/2033	106,523	121,444
7.00%, 10/01/2037	10,119	11,744
Federal National Mortgage Association,
5.00%, 12/01/2021 - 07/01/2033	113,700	129,040
5.50%, 04/01/2022 - 02/01/2035	11,883	13,571
7.50%, 10/01/2029 - 03/01/2033	201,974	234,485
7.00%, 07/01/2032 - 04/01/2033	25,307	29,090
8.50%, 07/01/2032	209	210
TBA, 2.00%, 10/01/2036(o)	9,150,000	9,424,142
2.50%, 10/01/2051(o)	12,900,000	13,301,613
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.79%, 02/25/2026(l)	1,668,932	42,390
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	2,937,723	116,339
Series K093, Class X1, IO, 1.09%, 05/25/2029(l)	20,034,949	1,286,622
Freddie Mac REMICs,
1.50%, 07/15/2023	24,116	24,247
5.00%, 09/15/2023	77,226	79,520
6.75%, 02/15/2024	27,212	28,557
7.00%, 09/15/2026	115,257	126,580
0.53%, 12/15/2028 - 02/15/2029(g)	115,824	116,291
6.00%, 04/15/2029	63,340	70,931
6.50%, 10/15/2029 - 06/15/2032	158,743	182,985
0.63%, 06/15/2031 - 01/15/2032(g)	108,740	109,627
1.08%, 02/15/2032 - 03/15/2032(g)	68,405	69,681
3.50%, 05/15/2032	21,313	22,733
	Principal Amount	Value

24.44% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	$40,296	$65,853
4.00%, 06/15/2038 - 04/15/2040	31,042	33,491
3.00%, 05/15/2040	1,436	1,470
IO, 5.92%, 03/15/2024 - 04/15/2038(g)(n)	75,754	6,132
7.87% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(g)(n)	79,145	7,421
8.62%, 07/17/2028(g)(n)	4,623	345
7.57% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(g)(n)	151,370	22,196
8.02% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(g)(n)	5,937	989
7.92% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(g)(n)	310,667	35,695
6.97% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(g)(n)	71,137	12,090
6.62% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(n)	72,955	11,250
6.67% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(n)	12,798	1,886
6.64%, 05/15/2035(g)(n)	241,004	38,778
6.92% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(n)	50,684	10,702
5.99% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(n)	96,448	16,720
6.17% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(n)	25,980	4,349
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(n)	2,139	281
7.00%, 09/01/2029(n)	13,310	2,216
6.00%, 12/15/2032(n)	30,869	4,660
Government National Mortgage Association,
ARM, 2.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(g)	802	819
8.00%, 05/15/2026	5,470	5,493
7.00%, 04/15/2028 - 07/15/2028	26,532	28,736
IO, 6.47% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(n)	114,590	20,954
6.57% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(n)	190,011	28,975
TBA, 2.50%, 10/01/2051(o)	9,715,000	10,029,599
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $37,864,175)		37,224,657
	Shares
Exchange-Traded Funds–3.07%
United States–3.07%
Invesco Senior Loan ETF(c)(p) (Cost $29,777,238)	1,339,840	29,623,862
	Principal Amount
Variable Rate Senior Loan Interests–2.07%(q)(r)
Canada–0.05%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.09%, 11/30/2023	$501,055	500,115
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
Colombia–1.13%
Avianca Holdings S.A., Term Loan A-1, 11.00% (1 mo. USD LIBOR + 10.50%), 11/10/2021(k)	$6,234,623	$5,989,135
Avianca Holdings S.A., Term Loan A-1, 0.00%, 11/10/2021(s)	53,383	51,281
Avianca Holdings S.A., Term Loan A-2, 10.58% (1 mo. USD LIBOR + 10.50%), 11/10/2021(k)	5,089,852	4,889,440
		10,929,856
United States–0.89%
Claire’s Stores, Inc., Term Loan B, 6.58% (1 mo. USD LIBOR + 6.50%), 12/18/2026	71,697	71,057
Dun & Bradstreet Corp. (The), Term Loan, 3.34% (1 mo. USD LIBOR + 3.25%), 02/06/2026	425,544	425,751
Endo Luxembourg Finance Co I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	502,475	492,531
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.14% (3 mo. USD LIBOR + 3.00%), 06/29/2025	501,009	498,705
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	494,515	497,049
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	502,475	502,684
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027	1,041,062	1,043,909
Medline Industries, Inc., Term Loan, 0.13%, 08/04/2022(k)	517,000	517,000
Medline Industries, Inc., Term Loan, 0.13%, 08/04/2022(k)	775,000	775,000
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/11/2028	750,000	752,677
Radiology Partners, Inc., First Lien Term Loan B, 4.33% (1 mo. USD LIBOR + 4.25%), 07/09/2025	495,000	495,240
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028	1,044,050	1,045,355
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	493,237	494,640
United Natural Foods, Inc., Term Loan B, 3.58% (3 mo. USD LIBOR + 3.50%), 10/22/2025	574,597	575,094
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.83% (3 mo. USD LIBOR + 2.75%), 11/27/2025	386,252	385,649
		8,572,341
Total Variable Rate Senior Loan Interests (Cost $20,045,302)		20,002,312
	Principal Amount	Value
Agency Credit Risk Transfer Notes–0.86%
United States–0.86%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.94% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)	$841,104	$864,454
Series 2017-C07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 05/25/2030(g)	397,907	404,092
Series 2018-C04, Class 2M2, 2.64% (1 mo. USD LIBOR + 2.55%), 12/25/2030(g)	537,902	547,978
Series 2018-C06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 03/25/2031(g)	863,963	874,080
Series 2018-R07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(g)	632,910	636,268
Series 2019-R02, Class 1M2, 2.39% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(g)	167,960	169,201
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(g)	359,659	362,027
Freddie Mac,
Series 2016-DNA2, Class M3, STACR®, 4.74% (1 mo. USD LIBOR + 4.65%), 10/25/2028(g)	677,248	703,675
Series 2016-DNA3, Class M3, STACR®, 5.09% (1 mo. USD LIBOR + 5.00%), 12/25/2028(g)	2,821,607	2,960,186
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(g)	743,115	748,208
Total Agency Credit Risk Transfer Notes (Cost $8,009,233)		8,270,169
	Shares
Preferred Stocks–0.18%
United States–0.18%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	1,500,000	1,760,627
Claire’s Holdings LLC, Series A, Pfd.	71	17,306
Total Preferred Stocks (Cost $1,842,003)		1,777,933
Common Stocks & Other Equity Interests–0.03%
Argentina–0.01%
Fideicomiso Dorrego Y Libertador(k)	8,908,843	90,229
United States–0.02%
ACNR Holdings, Inc.	911	36,440
Bonanza Creek Energy, Inc.	1,202	57,576
Claire’s Holdings LLC	235	66,583
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(k)	775	0
McDermott International Ltd.(t)	15,957	7,979
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(k)(t)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(k)(t)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(k)	23,067	11,534
Party City Holdco, Inc.(t)	3,211	22,801
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Shares		Value
United States–(continued)
Sabine Oil & Gas Holdings, Inc.(k)(t)	837	$1,138
Windstream Services LLC, Wts.	176	2,816
		215,634
Total Common Stocks & Other Equity Interests (Cost $3,167,901)		305,863
Money Market Funds–11.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(p)(u)	37,935,034	37,935,034
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(p)(u)	27,592,336	27,603,373
Invesco Treasury Portfolio, Institutional Class, 0.01%(p)(u)	43,354,324	43,354,324
Total Money Market Funds (Cost $108,892,731)		108,892,731

Options Purchased–0.94%
(Cost $12,938,175)(v)		9,059,851
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.06% (Cost $968,939,647)		955,183,264
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.18%
Invesco Private Government Fund, 0.02%(p)(u)(w)	9,197,471	$9,197,471
Invesco Private Prime Fund, 0.11%(p)(u)(w)	21,452,184	21,460,765
Total Investments Purchased with Cash Collateral from Securities On Loan (Cost $30,658,236)		30,658,236
TOTAL INVESTMENTS IN SECURITIES—102.24% (Cost $999,597,883)		985,841,500
OTHER ASSETS LESS LIABILITIES–(2.24)%		(21,611,833)
NET ASSETS–100.00%		$964,229,667
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
CPI	– Consumer Price Index
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2021 was $372,853,453, which represented 38.67% of the Fund’s Net Assets.
(b)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2021.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at September 30, 2021 represented less than 1% of the Fund’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on September 30, 2021.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2021	Dividend Income
Invesco Master Event-Linked Bond Fund	$640,083	$-	$(550,968)	$(68,767)	$(20,348)	$-	$15,698
Invesco Senior Loan ETF	-	36,846,905	(6,999,962)	(153,376)	(69,705)	29,623,862	497,525
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	36,794,763	241,717,365	(240,577,094)	-	-	37,935,034	7,800
Invesco Liquid Assets Portfolio, Institutional Class	26,274,733	172,655,261	(171,329,247)	2,301	325	27,603,373	3,799
Invesco Treasury Portfolio, Institutional Class	42,051,158	276,248,417	(274,945,251)	-	-	43,354,324	3,213
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	24,889,450	(15,691,979)	-	-	9,197,471	325*
Invesco Private Prime Fund	-	52,554,906	(31,094,141)	-	-	21,460,765	4,207*
Total	$105,760,737	$804,912,304	$(741,188,642)	$(219,842)	$(89,728)	$169,174,829	$532,567

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(r)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(s)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(t)	Non-income producing security.
(u)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(v)	The table below details options purchased.
(w)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD Versus USD	Call	Goldman Sachs International	12/08/2021	USD	0.76	AUD	26,800,000	$ 25,808
CNH Versus TWD	Call	Bank of America, N.A.	12/21/2021	TWD	4.31	CNH	50,000,000	36,667
EUR Versus CHF	Call	J.P. Morgan Chase Bank, N.A.	10/14/2021	CHF	1.09	EUR	20,000,000	14,225
EUR Versus CHF	Call	Morgan Stanley and Co. International PLC	11/19/2021	CHF	1.10	EUR	1,000,000	179,359
EUR Versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	2,250,000	3
NZD Versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.72	NZD	40,000,000	2,485
USD Versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	14,000,000	317,590
USD Versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	14,000,000	317,254
Subtotal — Foreign Currency Call Options Purchased								893,391
Currency Risk
EUR Versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	800,000	1
EUR Versus PLN	Put	Bank of America, N.A.	11/18/2021	PLN	4.28	EUR	280,000	989
EUR Versus PLN	Put	Bank of America, N.A.	11/26/2021	PLN	4.28	EUR	280,000	1,146
EUR Versus PLN	Put	Bank of America, N.A.	02/15/2022	PLN	4.45	EUR	1,000,000	120,775
EUR Versus PLN	Put	J.P. Morgan Chase Bank, N.A.	11/02/2021	PLN	4.48	EUR	30,000,000	17,340
EUR Versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	2,500,000	712
EUR Versus PLN	Put	Morgan Stanley and Co. International PLC	11/25/2021	PLN	4.50	EUR	1,000,000	128,205
EUR Versus RUB	Put	Goldman Sachs International	12/16/2021	RUB	85.25	EUR	29,000,000	49,952
EUR Versus RUB	Put	Goldman Sachs International	01/31/2022	RUB	86.00	EUR	20,000,000	471,309
USD Versus BRL	Put	Goldman Sachs International	10/07/2021	BRL	4.85	USD	1,400,000	10
USD Versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	4.60	USD	1,400,000	9,563
USD Versus BRL	Put	Goldman Sachs International	12/21/2021	BRL	4.50	USD	1,120,000	4,514
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	1,300,000	74,840
USD Versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	1,300,000	83,986
USD Versus BRL	Put	Morgan Stanley and Co. International PLC	11/23/2021	BRL	5.10	USD	1,000,000	75,864
USD Versus CAD	Put	Bank of America, N.A.	11/16/2021	CAD	1.20	USD	1,400,000	15,565
USD Versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.19	USD	15,000,000	37,170
USD Versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	705.00	USD	20,000,000	20
USD Versus CLP	Put	Morgan Stanley and Co. International PLC	10/07/2021	CLP	702.00	USD	28,000,000	28
USD Versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2021	CLP	735.00	USD	20,000,000	80
USD Versus CNH	Put	Bank of America, N.A.	10/26/2021	CNH	6.21	USD	1,400,000	1,473
USD Versus CNH	Put	Goldman Sachs International	11/04/2021	CNH	6.43	USD	30,000,000	32,850
USD Versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	1,400,000	104,905
USD Versus CNH	Put	Standard Chartered Bank PLC	01/20/2022	CNH	6.35	USD	1,000,000	128,167
USD Versus COP	Put	Bank of America, N.A.	12/03/2021	COP	3,650.00	USD	20,000,000	104,780
USD Versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	26,000,000	192,088
USD Versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,135.00	USD	15,000,000	3,105
USD Versus KRW	Put	Goldman Sachs International	12/17/2021	KRW	1,160.00	USD	20,000,000	92,520
USD Versus MXN	Put	Goldman Sachs International	10/14/2021	MXN	19.50	USD	28,000,000	448
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	163,450
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	10/08/2021	RUB	73.00	USD	20,000,000	75,760
USD Versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	14,000,000	361,228
USD Versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	72.00	USD	20,000,000	83,560
USD Versus SGD	Put	Goldman Sachs International	11/19/2021	SGD	1.33	USD	40,000,000	12,960
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD Versus SGD	Put	Goldman Sachs International	12/03/2021	SGD	1.31	USD	2,500,000	$41,520
USD Versus THB	Put	Standard Chartered Bank PLC	11/24/2021	THB	32.50	USD	30,000,000	2,190
USD Versus ZAR	Put	Bank of America, N.A.	02/23/2022	ZAR	14.30	USD	20,000,000	234,300
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	11/18/2021	ZAR	14.40	USD	20,000,000	24,960
USD Versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	12/23/2021	ZAR	14.50	USD	20,000,000	14,480
Subtotal — Foreign Currency Put Options Purchased								2,766,813
Total Foreign Currency Options Purchased								$3,660,204

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.15%	Pay	3 Month USD LIBOR	Quarterly	07/14/2022	USD	35,000,000	$1,259,880
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	Pay	3 Month USD LIBOR	Quarterly	07/10/2023	USD	105,000,000	4,125,054
Total Interest Rate Swaptions Purchased										$5,384,934

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	1.11%	Markit CDX Emerging Markets Index, Series 36, Version 1	(5.00)%	Quarterly	10/20/2021	2.845%	105,000,000	$14,713

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	1.07%	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)%	Quarterly	10/20/2021	2.845%	$(117,600)	USD	21,000,000	$(21,580)	$96,020
J.P. Morgan Chase Bank, N.A.	Put	3.50	Markit iTraxx Europe Crossover Index, Series 36, Version 1	(5.00)	Quarterly	01/19/2022	2.533	(228,998)	EUR	36,250,000	(292,180)	(63,182)
Total Credit Default Swaptions Written								$(346,598)			$(313,760)	$32,838

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR Versus HUF	Call	Goldman Sachs International	02/02/2022	HUF	370.00	$(76,917)	EUR	10,000,000	$(87,931)	$(11,014)
EUR Versus NOK	Call	J.P. Morgan Chase Bank, N.A.	08/23/2022	NOK	11.40	(211,020)	EUR	14,000,000	(132,200)	78,820
EUR Versus RUB	Call	Goldman Sachs International	01/31/2022	RUB	89.00	(301,869)	EUR	20,000,000	(309,396)	(7,527)
NZD Versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.74	(74,012)	NZD	40,000,000	(55)	73,957
USD Versus BRL	Call	Morgan Stanley and Co. International PLC	01/04/2022	BRL	5.90	(235,900)	USD	20,000,000	(284,700)	(48,800)
USD Versus CAD	Call	Goldman Sachs International	05/12/2022	CAD	1.27	(176,250)	USD	15,000,000	(276,360)	(100,110)
USD Versus CNH	Call	Goldman Sachs International	06/10/2022	CNH	7.00	(62,100)	USD	15,000,000	(52,545)	9,555
USD Versus CNH	Call	Standard Chartered Bank PLC	06/21/2022	CNH	6.80	(164,020)	USD	20,000,000	(141,700)	22,320
USD Versus COP	Call	Bank of America, N.A.	12/03/2021	COP	4,000.00	(109,050)	USD	10,000,000	(82,870)	26,180
USD Versus INR	Call	Standard Chartered Bank PLC	03/15/2022	INR	77.00	(105,094)	USD	17,000,000	(151,266)	(46,172)
USD Versus KRW	Call	Goldman Sachs International	12/17/2021	KRW	1,210.00	(100,200)	USD	20,000,000	(133,080)	(32,880)
USD Versus MXN	Call	Bank of America, N.A.	12/29/2021	MXN	21.25	(165,150)	USD	15,000,000	(238,785)	(73,635)
USD Versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	22.00	(78,000)	USD	15,000,000	(140,055)	(62,055)
USD Versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	80.00	(254,520)	USD	14,000,000	(144,592)	109,928
USD Versus RUB	Call	Goldman Sachs International	09/15/2022	RUB	80.00	(916,384)	USD	28,000,000	(946,736)	(30,352)
USD Versus RUB	Call	J.P. Morgan Chase Bank, N.A.	02/24/2022	RUB	80.00	(326,600)	USD	20,000,000	(184,340)	142,260
USD Versus RUB	Call	Morgan Stanley and Co. International PLC	10/27/2021	RUB	75.50	(72,000)	USD	20,000,000	(47,380)	24,620
USD Versus ZAR	Call	Bank of America, N.A.	02/23/2022	ZAR	16.00	(276,400)	USD	20,000,000	(518,420)	(242,020)
USD Versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	01/10/2022	ZAR	16.30	(396,873)	USD	29,000,000	(412,960)	(16,087)
Subtotal — Foreign Currency Call Options Written						(4,102,359)			(4,285,371)	(183,012)
Currency Risk
CNH Versus TWD	Put	Bank of America, N.A.	12/21/2021	TWD	4.18	(33,523)	CNH	50,000,000	(33,433)	90
EUR Versus RUB	Put	Goldman Sachs International	01/31/2022	RUB	84.00	(198,811)	EUR	20,000,000	(229,469)	(30,658)
USD Versus COP	Put	Bank of America, N.A.	12/03/2021	COP	3,500.00	(62,900)	USD	20,000,000	(21,160)	41,740
USD Versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,100.00	(19,650)	USD	15,000,000	(210)	19,440
USD Versus KRW	Put	Goldman Sachs International	12/17/2021	KRW	1,140.00	(74,400)	USD	20,000,000	(33,820)	40,580
USD Versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	71.50	(108,780)	USD	14,000,000	(126,014)	(17,234)
USD Versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	71.00	(72,000)	USD	20,000,000	(27,400)	44,600
USD Versus ZAR	Put	Bank of America, N.A.	02/23/2022	ZAR	13.50	(225,600)	USD	20,000,000	(69,380)	156,220
Subtotal — Foreign Currency Put Options Written						(795,664)			(540,886)	254,778
Total – Foreign Currency Options Written						$(4,898,023)			$(4,826,257)	$71,766

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.50%	3 Month USD LIBOR	Receive	Quarterly	10/28/2021	$(340,025)	USD	72,500,000	$(339,035)	$990
7 Year Interest Rate Swap	Call	Goldman Sachs International	1.30	3 Month USD LIBOR	Receive	Quarterly	10/25/2021	(536,500)	USD	108,750,000	(333,693)	202,807
5 Year Interest Rate Swap	Call	Goldman Sachs International	1.00	3 Month USD LIBOR	Receive	Quarterly	10/18/2021	(212,195)	USD	64,301,483	(47,186)	165,009
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.35	3 Month USD LIBOR	Receive	Quarterly	10/15/2021	(420,875)	USD	70,000,000	(31,413)	389,462
10 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.61	SONIA	Receive	Annually	10/11/2021	(74,542)	GBP	14,500,000	(188)	74,354
7 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.34	3 Month USD LIBOR	Receive	Quarterly	10/27/2021	(363,950)	USD	72,500,000	(329,598)	34,352
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.32	3 Month USD LIBOR	Receive	Quarterly	10/20/2021	(807,469)	USD	108,750,000	(53,462)	754,007
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.34	3 Month USD LIBOR	Receive	Quarterly	10/18/2021	(390,250)	USD	70,000,000	(38,291)	351,959
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.43	SONIA	Receive	Annually	10/25/2021	(286,695)	GBP	16,800,000	(410)	286,285
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.80	SONIA	Receive	Annually	10/18/2021	(268,892)	GBP	10,875,000	(28,793)	240,099
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.54	SONIA	Receive	Annually	10/26/2021	(243,646)	GBP	42,000,000	(4,067)	239,579
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.35	3 Month USD LIBOR	Receive	Quarterly	10/22/2021	(262,812)	USD	36,250,000	(30,934)	231,878
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.03	3 Month USD LIBOR	Receive	Quarterly	10/25/2021	(369,750)	USD	108,750,000	(161,908)	207,842
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.84	SONIA	Receive	Annually	10/25/2021	(185,055)	GBP	7,250,000	(48,820)	136,235
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.88%	SONIA	Receive	Annually	10/27/2021	$(205,216)	GBP	21,750,000	$(142,935)	$62,281
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.40	6 Month EUR LIBOR	Receive	Semi-Annually	10/29/2021	(278,191)	EUR	28,275,000	(233,364)	44,827
Subtotal—Interest Rate Call Swaptions Written								(5,246,063)			(1,824,097)	3,421,966
Interest Rate Risk
5 Year Interest Rate Swap	Put	Bank of America, N.A.	1.14	3 Month USD LIBOR	Pay	Quarterly	10/29/2021	(229,462)	USD	87,000,000	(212,334)	17,128
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	3 Month USD LIBOR	Pay	Quarterly	06/05/2023	(988,400)	USD	42,000,000	(733,441)	254,959
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	(0.18)	6 Month EUR LIBOR	Pay	Semi-Annually	10/29/2021	(209,273)	EUR	108,750,000	(239,663)	(30,390)
Subtotal—Interest Rate Put Swaptions Written								(1,427,135)			(1,185,438)	241,697
Total Open Over-The-Counter Interest Rate Swaptions Written								$(6,673,198)			$(3,009,535)	$3,663,663

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	125	December-2021	$27,506,836	$(16,601)	$(16,601)
U.S. Treasury 10 Year Notes	323	December-2021	42,509,828	(476,392)	(476,392)
Subtotal—Long Futures Contracts				(492,993)	(492,993)
Short Futures Contracts
Interest Rate Risk
Euro BTP	76	December-2021	(13,376,856)	176,822	176,822
Euro Bund	18	December-2021	(3,540,798)	6,881	6,881
Long Gilt	16	December-2021	(2,698,034)	76,128	76,128
U.S. Treasury 5 Year Notes	158	December-2021	(19,393,266)	108,625	108,625
U.S. Treasury 10 Year Ultra Notes	137	December-2021	(19,899,250)	298,545	298,545
U.S. Treasury Long Bonds	65	December-2021	(10,349,219)	209,219	209,219
U.S. Treasury Ultra Bonds	133	December-2021	(25,411,312)	658,538	658,538
Subtotal—Short Futures Contracts				1,534,758	1,534,758
Total Futures Contracts				$1,041,765	$1,041,765

(a)	Futures contracts collateralized by $3,896,213 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/04/2021	Bank of America, N.A.	BRL	67,550,433	USD	12,645,059	$240,811
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	Bank of America, N.A.	CAD	16,296,369	USD	12,880,367	$14,316
12/15/2021	Bank of America, N.A.	CNY	22,718,500	USD	3,506,483	3,291
12/15/2021	Bank of America, N.A.	EUR	3,713,700	USD	4,398,990	90,858
12/15/2021	Bank of America, N.A.	GBP	9,179,000	USD	12,704,562	335,515
12/15/2021	Bank of America, N.A.	KRW	3,549,900,000	USD	3,000,000	5,672
12/15/2021	Bank of America, N.A.	MXN	77,509,315	USD	3,770,000	53,673
12/15/2021	Bank of America, N.A.	NOK	28,808,664	USD	3,333,333	39,754
12/15/2021	Bank of America, N.A.	ZAR	71,593,420	USD	5,017,761	309,996
03/24/2022	Bank of America, N.A.	USD	160,000	RUB	12,827,600	10,917
12/15/2021	Citibank, N.A.	CLP	3,765,000,000	USD	4,734,063	120,673
12/15/2021	Citibank, N.A.	EUR	33,841,756	USD	40,090,734	832,121
12/15/2021	Citibank, N.A.	GBP	3,155,000	USD	4,367,040	115,560
12/15/2021	Citibank, N.A.	MXN	600,000	USD	29,716	948
10/04/2021	Goldman Sachs International	BRL	178,763,469	USD	32,940,473	114,238
11/03/2021	Goldman Sachs International	BRL	158,165,000	USD	29,524,094	612,899
11/12/2021	Goldman Sachs International	TRY	31,150,000	USD	3,500,000	72,841
12/10/2021	Goldman Sachs International	AUD	7,168,000	USD	5,284,966	101,387
12/15/2021	Goldman Sachs International	EUR	23,813,000	USD	28,126,263	501,652
12/15/2021	Goldman Sachs International	INR	18,160,350	USD	244,617	1,930
12/15/2021	Goldman Sachs International	MXN	420,373,675	USD	20,813,875	658,287
12/15/2021	Goldman Sachs International	USD	5,132,368	CNY	33,338,835	8,478
12/15/2021	Goldman Sachs International	ZAR	86,160,000	USD	6,021,806	356,187
05/13/2022	Goldman Sachs International	CAD	8,375,259	USD	6,928,000	318,133
10/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	89,405,000	USD	16,736,492	319,103
12/15/2021	J.P. Morgan Chase Bank, N.A.	AUD	5,286,000	USD	3,896,876	74,105
12/15/2021	J.P. Morgan Chase Bank, N.A.	CAD	14,006,000	USD	11,068,043	10,248
12/15/2021	J.P. Morgan Chase Bank, N.A.	CLP	3,814,009,500	USD	4,830,000	156,557
12/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	183,525,000	USD	28,329,191	29,648
12/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	35,017,417	USD	41,488,718	866,263
12/15/2021	J.P. Morgan Chase Bank, N.A.	GBP	6,275,510	USD	8,686,216	229,730
12/15/2021	J.P. Morgan Chase Bank, N.A.	JPY	1,669,895,792	USD	15,232,566	219,129
12/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	331,411,860	USD	16,288,015	397,864
12/15/2021	J.P. Morgan Chase Bank, N.A.	SEK	83,266,500	USD	9,695,415	177,821
12/15/2021	J.P. Morgan Chase Bank, N.A.	THB	20,250,000	USD	619,211	20,965
12/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	495,308,000	USD	34,686,127	2,116,179
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	44,089
10/04/2021	Morgan Stanley and Co. International PLC	BRL	261,339,104	USD	48,615,973	626,421
10/04/2021	Morgan Stanley and Co. International PLC	USD	9,793,826	BRL	53,543,829	38,397
11/16/2021	Morgan Stanley and Co. International PLC	BRL	11,883,200	USD	2,240,000	72,707
12/15/2021	Morgan Stanley and Co. International PLC	EUR	1,339,180	USD	1,586,713	33,178
12/15/2021	Morgan Stanley and Co. International PLC	GBP	3,841,000	USD	5,316,136	140,244
12/15/2021	Morgan Stanley and Co. International PLC	IDR	10,963,500,000	USD	760,404	977
12/15/2021	Morgan Stanley and Co. International PLC	MXN	68,775,353	USD	3,407,166	109,605
12/15/2021	Morgan Stanley and Co. International PLC	NOK	23,053,336	USD	2,666,667	31,072
12/15/2021	Morgan Stanley and Co. International PLC	NZD	7,908,000	USD	5,552,610	96,315
12/15/2021	Natwest Markets PLC	EUR	120,000	USD	142,176	2,968
12/15/2021	Royal Bank of Canada	CAD	23,548,000	USD	18,608,033	16,789
12/15/2021	Royal Bank of Canada	EUR	24,785,525	USD	29,365,640	612,837
12/15/2021	Royal Bank of Canada	GBP	2,100,000	USD	2,907,547	77,718
11/10/2021	Standard Chartered Bank	USD	11,341,294	CNY	76,892,840	550,254
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	Standard Chartered Bank	CNY	8,654,772	USD	1,336,324	$1,759
Subtotal—Appreciation						11,993,079
Currency Risk
10/04/2021	Bank of America, N.A.	USD	12,418,729	BRL	67,550,433	(14,481)
12/15/2021	Bank of America, N.A.	USD	6,676,410	AUD	9,053,558	(128,986)
12/15/2021	Bank of America, N.A.	USD	10,000,000	CAD	12,588,400	(61,406)
12/15/2021	Bank of America, N.A.	USD	9,655,240	CZK	207,858,000	(176,427)
12/15/2021	Bank of America, N.A.	USD	9,043,251	EUR	7,634,464	(186,782)
12/15/2021	Bank of America, N.A.	USD	2,600,000	GBP	1,905,351	(32,468)
12/15/2021	Bank of America, N.A.	USD	16,926,379	JPY	1,855,689,724	(242,535)
12/15/2021	Bank of America, N.A.	USD	2,963,451	KRW	3,472,275,000	(34,599)
12/15/2021	Bank of America, N.A.	USD	3,077,931	MXN	62,149,586	(98,055)
12/15/2021	Bank of America, N.A.	USD	15,088,191	NOK	130,899,112	(123,022)
12/15/2021	Bank of America, N.A.	USD	10,154,549	NZD	14,270,425	(308,361)
12/15/2021	Bank of America, N.A.	USD	9,243,470	SEK	79,388,468	(169,146)
12/15/2021	Bank of America, N.A.	USD	7,661,586	ZAR	112,854,373	(240,626)
12/15/2021	Barclays Bank PLC	RUB	1,290,002,854	USD	17,400,961	(112,111)
12/15/2021	Citibank, N.A.	USD	4,811,782	CLP	3,826,810,363	(122,654)
12/15/2021	Citibank, N.A.	USD	2,031,675	EUR	1,715,000	(42,164)
12/15/2021	Citibank, N.A.	USD	5,423,894	MXN	109,515,468	(172,973)
10/04/2021	Goldman Sachs International	USD	33,447,474	BRL	178,763,469	(621,239)
11/03/2021	Goldman Sachs International	USD	3,845,042	BRL	20,598,469	(79,821)
11/12/2021	Goldman Sachs International	USD	3,728,721	TRY	31,150,000	(301,562)
11/30/2021	Goldman Sachs International	RUB	114,445,100	USD	1,540,000	(18,358)
12/15/2021	Goldman Sachs International	CNY	33,338,835	USD	5,130,551	(10,295)
12/15/2021	Goldman Sachs International	USD	7,683,495	EUR	6,531,015	(107,098)
12/15/2021	Goldman Sachs International	USD	8,471,911	INR	628,954,704	(66,842)
12/15/2021	Goldman Sachs International	USD	4,702,537	ZAR	67,283,899	(278,153)
10/04/2021	J.P. Morgan Chase Bank, N.A.	USD	16,436,556	BRL	89,405,000	(19,166)
12/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	149,780,000	USD	23,038,115	(57,951)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	29,153,126	AUD	39,545,373	(554,389)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	9,355,651	CAD	11,839,062	(8,662)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	16,304,971	CNY	105,628,490	(17,064)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	2,603,597	EUR	2,209,493	(40,443)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	3,171,076	GBP	2,291,000	(83,868)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	3,269,075	MXN	66,000,000	(104,583)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	7,261,736	NOK	63,009,301	(58,135)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	618,222	THB	20,250,000	(19,976)
12/15/2021	J.P. Morgan Chase Bank, N.A.	USD	13,118,781	ZAR	187,381,518	(797,143)
12/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	86,246,102	USD	5,655,000	(16,281)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	6,810,665	MXN	140,358,825	(104,753)
10/04/2021	Morgan Stanley and Co. International PLC	USD	38,706,660	BRL	207,795,275	(549,330)
12/15/2021	Morgan Stanley and Co. International PLC	COP	17,714,100,001	USD	4,602,141	(27,546)
12/15/2021	Morgan Stanley and Co. International PLC	USD	8,038,717	AUD	10,905,649	(151,884)
12/15/2021	Morgan Stanley and Co. International PLC	USD	34,373,515	CAD	43,507,933	(23,821)
12/15/2021	Morgan Stanley and Co. International PLC	USD	1,694,609	EUR	1,460,000	(915)
12/15/2021	Morgan Stanley and Co. International PLC	USD	1,844,078	JPY	202,232,857	(25,875)
12/15/2021	Morgan Stanley and Co. International PLC	USD	3,283,669	NOK	28,487,800	(26,773)
12/15/2021	Morgan Stanley and Co. International PLC	USD	10,148,972	NZD	14,263,911	(307,279)
12/15/2021	Morgan Stanley and Co. International PLC	USD	130,367	SEK	1,119,795	(2,372)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	Morgan Stanley and Co. International PLC	USD	5,172,414	ZAR	77,412,934	$(81,975)
12/15/2021	Royal Bank of Canada	USD	722,016	CAD	910,000	(3,567)
12/15/2021	Royal Bank of Canada	USD	3,178,964	EUR	2,718,244	(25,626)
12/15/2021	Royal Bank of Canada	USD	2,194,257	GBP	1,585,000	(58,410)
12/15/2021	Royal Bank of Canada	USD	1,175,141	JPY	128,968,342	(15,633)
11/10/2021	Standard Chartered Bank	CNY	66,018,240	USD	9,720,000	(489,781)
Subtotal—Depreciation						(7,423,365)
Total Forward Foreign Currency Contracts						$4,569,714

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit iTraxx Europe Index, Series 36, Version 1	Buy	(1.00)%	Quarterly	12/20/2026	0.500%	EUR	6,235,000	$(189,187)	$(189,087)	$100
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.043	USD	8,700,000	414,310	444,509	30,199
South Africa Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	2.101	USD	1,450,000	73,807	77,980	4,173
Markit CDX Emerging Markets Index, Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	1.821	USD	1,450,000	(58,435)	(58,435)	—
Markit iTraxx Europe Senior Financials Series 36, Version 1	Sell	1.00	Quarterly	12/20/2026	0.565	EUR	14,500,000	371,856	381,405	9,549
Subtotal - Appreciation								612,351	656,372	44,021
Credit Risk
Host Hotels & Resorts, L.P.	Buy	(1.00)	Quarterly	12/20/2023	0.497	USD	3,280,000	7,819	(36,415)	(44,234)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.503	EUR	4,050,000	(68,614)	(111,409)	(42,795)
Indonesia Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.818	USD	5,365,000	(34,922)	(48,113)	(13,191)
Markit iTraxx Europe Sub Financials Series 36, Version 1	Buy	(1.00)	Quarterly	12/20/2026	1.094	EUR	16,313,000	118,328	89,095	(29,233)
Markit iTraxx Europe Crossover Index, Series 36, Version 1	Buy	(5.00)	Quarterly	12/20/2024	1.716	EUR	7,250,000	(851,186)	(868,231)	(17,045)
Subtotal - Depreciation								(828,575)	(975,073)	(146,498)
Total Centrally Cleared Credit Default Swap Agreements								$(216,224)	$(318,701)	$(102,477)

(a)	Centrally cleared swap agreements collateralized by $6,457,250 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	3 Month NDBB	Quarterly	1.87%	Semi-Annually	10/04/2026	NZD	21,909,500	$—	$—	$—
Receive	6 Month AUD BBSW	Semi-Annually	(0.99)	Semi-Annually	10/01/2026	AUD	20,445,000	—	10,411	10,411
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	17,550,000	109	23,785	23,676
Pay	1 Month IN00O/N	At Maturity	4.62	At Maturity	04/25/2023	INR	2,970,000,000	—	34,357	34,357
Receive	6 Month AUD BBSW	Semi-Annually	(1.84)	Semi-Annually	09/15/2051	AUD	1,515,250	—	35,196	35,196
Receive	6 Month AUD BBSW	Semi-Annually	(0.94)	Semi-Annually	09/27/2026	AUD	20,082,500	—	44,774	44,774
Pay	1 Month IN00O/N	At Maturity	4.18	At Maturity	12/15/2022	INR	6,000,000,000	—	62,832	62,832
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	25,375,000	—	79,446	79,446
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	86,900,000	—	79,973	79,973
Receive	6 Month WIBOR	Semi-Annually	(1.61)	Annually	05/25/2026	PLN	31,800,000	—	81,740	81,740
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	21,660,000	—	90,929	90,929
Receive	6 Month WIBOR	Semi-Annually	(1.58)	Annually	05/21/2026	PLN	32,000,000	—	91,744	91,744
Receive	6 Month WIBOR	Semi-Annually	(1.44)	Annually	05/04/2026	PLN	21,840,000	—	96,077	96,077
Pay	1 Month BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	24,429,011	—	109,413	109,413
Receive	3 Month KWCDC	Quarterly	(1.75)	Quarterly	06/16/2027	KRW	15,960,000,000	—	116,319	116,319
Receive	6 Month CLICP	Semi-Annually	(4.48)	Semi-Annually	08/24/2031	CLP	1,276,800,000	—	121,457	121,457
Receive	6 Month PRIBOR	Semi-Annually	(1.96)	Annually	08/16/2031	CZK	66,304,000	—	125,871	125,871
Receive	28 Day MXN TIIE	At Maturity	7.07	At Maturity	12/12/2029	MXN	107,250,000	—	131,708	131,708
Receive	6 Month PRIBOR	Semi-Annually	(2.05)	Annually	08/16/2023	CZK	307,440,000	—	141,593	141,593
Receive	6 Month CLICP	Semi-Annually	(2.99)	Semi-Annually	08/24/2023	CLP	5,577,600,000	—	150,855	150,855
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	—	168,277	168,277
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	52,000,000	—	171,225	171,225
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	48,500,000	—	177,386	177,386
Receive	3 Month CDOR	Semi-Annually	(1.86)	Semi-Annually	06/21/2031	CAD	31,140,000	955	196,982	196,027
Receive	3 Month CDOR	Semi-Annually	(1.87)	Semi-Annually	06/21/2031	CAD	40,000,000	1,232	235,827	234,595
Receive	28 Day MXN TIIE	At Maturity	(5.62)	At Maturity	01/29/2031	MXN	62,500,000	—	377,630	377,630
Receive	28 Day MXN TIIE	At Maturity	(5.63)	At Maturity	05/29/2031	MXN	62,500,000	—	388,596	388,596
Receive	28 Day MXN TIIE	At Maturity	(5.50)	At Maturity	11/29/2030	MXN	64,600,000	—	409,010	409,010
Receive	28 Day MXN TIIE	At Maturity	(5.53)	At Maturity	05/29/2031	MXN	108,750,000	—	716,993	716,993
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	—	949,945	949,945
Subtotal — Appreciation								2,296	5,420,351	5,418,055
Interest Rate Risk
Pay	3 Month CDOR	Semi-Annually	1.14	Semi-Annually	02/24/2024	CAD	403,650,000	—	(1,316,136)	(1,316,136)
Pay	28 Day MXN TIIE	At Maturity	4.81	At Maturity	07/23/2025	MXN	313,500,000	—	(1,083,769)	(1,083,769)
Pay	1 Month BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	17,661,546	—	(626,132)	(626,132)
Pay	28 Day MXN TIIE	At Maturity	4.67	At Maturity	07/02/2024	MXN	200,100,000	—	(495,196)	(495,196)
Pay	28 Day MXN TIIE	At Maturity	5.41	At Maturity	04/27/2023	MXN	590,000,000	—	(332,071)	(332,071)
Pay	3 Month KWCDC	Quarterly	1.19	Quarterly	03/14/2023	KRW	89,100,000,000	—	(309,827)	(309,827)
Pay	3 Month USD LIBOR	Quarterly	0.31	Semi-Annually	09/09/2023	USD	333,200,000	—	(304,265)	(304,265)
Pay	1 Month BZDIOVRA	At Maturity	9.27	At Maturity	01/04/2027	BRL	28,384,589	—	(291,086)	(291,086)
Pay	6 Month CLICP	Semi-Annually	3.83	Semi-Annually	08/24/2026	CLP	4,692,800,000	—	(281,186)	(281,186)
Pay	28 Day MXN TIIE	At Maturity	5.67	At Maturity	05/11/2023	MXN	602,000,000	—	(275,406)	(275,406)
Pay	28 Day MXN TIIE	At Maturity	5.40	At Maturity	04/05/2023	MXN	432,500,000	—	(235,228)	(235,228)
Pay	28 Day MXN TIIE	At Maturity	5.02	At Maturity	04/03/2023	MXN	283,500,000	—	(229,095)	(229,095)
Pay	28 Day MXN TIIE	At Maturity	5.44	At Maturity	04/05/2023	MXN	432,500,000	—	(227,251)	(227,251)
Pay	28 Day MXN TIIE	At Maturity	4.80	At Maturity	07/23/2025	MXN	57,800,000	—	(200,582)	(200,582)
Pay	6 Month PRIBOR	Semi-Annually	2.15	Annually	08/16/2026	CZK	253,456,000	—	(196,688)	(196,688)
Pay	1 Month BZDIOVRA	At Maturity	10.26	At Maturity	01/02/2029	BRL	34,834,681	—	(196,386)	(196,386)
Pay	3 Month CDOR	Semi-Annually	0.70	Semi-Annually	02/04/2023	CAD	182,000,000	—	(173,318)	(173,318)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	3 Month CDOR	Semi-Annually	0.70%	Semi-Annually	02/03/2023	CAD	182,000,000	$—	$(162,794)	$(162,794)
Pay	28 Day MXN TIIE	At Maturity	4.75	At Maturity	06/10/2022	MXN	560,000,000	—	(158,483)	(158,483)
Pay	3 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	106,400,000	—	(156,584)	(156,584)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	40,275,000	—	(149,190)	(149,190)
Pay	1 Month BZDIOVRA	At Maturity	10.25	At Maturity	01/02/2029	BRL	24,718,727	—	(142,439)	(142,439)
Pay	28 Day MXN TIIE	At Maturity	6.91	At Maturity	12/16/2026	MXN	247,125,000	—	(138,404)	(138,404)
Pay	3 Month KWCDC	Quarterly	1.51	Quarterly	06/16/2023	KRW	78,700,000,000	—	(123,530)	(123,530)
Pay	28 Day MXN TIIE	At Maturity	5.74	At Maturity	03/24/2023	MXN	297,000,000	—	(110,649)	(110,649)
Pay	28 Day MXN TIIE	At Maturity	7.08	At Maturity	06/16/2031	MXN	72,760,000	—	(88,104)	(88,104)
Pay	3 Month NDBB	Quarterly	1.82	Semi-Annually	09/28/2026	NZD	21,315,000	—	(33,694)	(33,694)
Pay	3 Month WIBOR	Quarterly	0.61	Annually	08/25/2022	PLN	154,000,000	—	(10,097)	(10,097)
Receive	3 Month JIBAR	Quarterly	(5.68)	Quarterly	09/29/2023	ZAR	232,000,000	—	(4,757)	(4,757)
Receive	3 Month JIBAR	Quarterly	(5.67)	Quarterly	09/29/2023	ZAR	265,850,000	—	(3,835)	(3,835)
Pay	3 Month WIBOR	Quarterly	0.63	Annually	08/23/2022	PLN	160,000,000	—	(2,364)	(2,364)
Subtotal — Depreciation								—	(8,058,546)	(8,058,546)
Total Centrally Cleared Interest Rate Swap Agreements								$2,296	$(2,638,195)	$(2,640,491)

(a)	Centrally cleared swap agreements collateralized by $6,457,250 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.369%	EUR	2,500,000	$31,609	$59,763	$28,154
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.232	USD	18,200,000	2,796,147	2,860,439	64,292
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.193	EUR	15,000,000	850,072	1,037,894	187,822
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	1.232	USD	5,400,000	780,894	848,702	67,808
Subtotal—Appreciation									4,458,722	4,806,798	348,076
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.676	EUR	1,250,000	10,267	(15,350)	(25,617)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.082	EUR	2,900,000	229,920	206,011	(23,909)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland PLC Froup PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.244	EUR	2,500,000	2,203	(4,929)	(7,132)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2023	4.837	EUR	2,500,000	19,273	10,306	(8,967)
Subtotal—Depreciation									261,663	196,038	(65,625)
Total Open Over-The-Counter Credit Default Swap Agreements									$4,720,385	$5,002,836	$282,451

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.
(b)	Implied credit spreads represent the current level, as of September 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	6 Month IN00O/N	Semi-Annually	6.33%	Semi-Annually	01/31/2022	INR	210,000,000	$—	$38,370	$38,370
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.77	Annually	01/14/2030	RUB	198,000,000	—	(159,392)	(159,392)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.98	Annually	03/25/2026	RUB	700,000,000	—	(237,465)	(237,465)
Bank of America, N.A.	Pay	3 Month MOSKP	Quarterly	7.31	Annually	08/17/2024	RUB	385,000,000	—	(63,198)	(63,198)
Subtotal—Depreciation									—	(460,055)	(460,055)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(421,685)	$(421,685)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $1,750,000.

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.42%	At Maturity	05/10/2051	USD	3,057,600	$—	$(133,851)	$(133,851)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.43	At Maturity	05/07/2051	USD	4,250,400	—	(172,314)	(172,314)
Total — Centrally Cleared Inflation Swap Agreements								$—	$(306,165)	$(306,165)

(a)	Centrally cleared swap agreements collateralized by $6,457,250 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CPI	—Consumer Price Index
CZK	—Czech Koruna
EUR	—Euro
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
IN00O/N	—FBIL Overnight MIBOR
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
LIBOR	—London Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
NDBB	—New Zealand Dollar Bank Bill
NOK	—Norwegian Krone
NSA	—Non-Seasonally Adjusted
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$402,132,981	$—	$402,132,981
Non-U.S. Dollar Denominated Bonds & Notes	—	268,512,324	0	268,512,324
Asset-Backed Securities	—	69,380,581	—	69,380,581
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,224,657	—	37,224,657
Exchange-Traded Funds	29,623,862	—	—	29,623,862
Variable Rate Senior Loan Interests	—	7,780,456	12,221,856	20,002,312
Agency Credit Risk Transfer Notes	—	8,270,169	—	8,270,169
Preferred Stocks	—	1,777,933	—	1,777,933
Common Stocks & Other Equity Interests	88,356	105,839	111,668	305,863
Money Market Funds	108,892,731	30,658,236	—	139,550,967
Options Purchased	—	9,059,851	—	9,059,851
Total Investments in Securities	138,604,949	834,903,027	12,333,524	985,841,500
Other Investments - Assets*
Futures Contracts	1,534,758	—	—	1,534,758
Forward Foreign Currency Contracts	—	11,993,079	—	11,993,079
Swap Agreements	—	5,848,522	—	5,848,522
	1,534,758	17,841,601	—	19,376,359
Other Investments - Liabilities*
Futures Contracts	(492,993)	—	—	(492,993)
Forward Foreign Currency Contracts	—	(7,423,365)	—	(7,423,365)
Options Written	—	(8,149,552)	—	(8,149,552)
Swap Agreements	—	(9,036,889)	—	(9,036,889)
	(492,993)	(24,609,806)	—	(25,102,799)
Total Other Investments	1,041,765	(6,768,205)	—	(5,726,440)
Total Investments	$139,646,714	$828,134,822	$12,333,524	$980,115,060

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the nine months ended September 30, 2021:
	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 09/30/21
Variable Rate Senior Loan Interests	$11,193,807	$1,292,000	$(80,815)	$87,975	$(23)	$(271,088)	$—	$—	$12,221,856
Common Stocks & Other Equity Interests	19,988	90,379	(52,954)	—	—	33,770	20,485	—	111,668
Non-U.S. Dollar Denominated Bonds & Notes	42,878	—	—	(37)	—	(42,841)	—	—	0
Total	$11,256,673	$1,382,379	$(133,769)	$87,938	$(23)	$(280,159)	$20,485	$—	$12,333,524
Invesco V.I. Global Strategic Income Fund